UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992
Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.
Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	8/31/2020
Date of reporting period:	2/29/2020

Item 1 – Reports to Stockholders

PGIM NATIONAL MUNI FUND

SEMIANNUAL REPORT

FEBRUARY 29, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM National Muni Fund informative and useful. The report covers performance for the six-month period ended February 29, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM National Muni Fund

April 15, 2020

PGIM National Muni Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 2/29/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	3.40	6.61	3.05	3.93	—
Class B	3.16	4.62	3.21	3.97	—
Class C	2.98	8.27	2.93	3.50	—
Class Z	3.52	10.37	3.97	4.52	—
Class R6	3.48	10.42	N/A	N/A	5.89 (12/4/17)
Bloomberg Barclays Municipal Bond Index
	3.04	9.46	—	—	—

Average Annual Total Returns as of 2/29/20 Since Inception (%)
Class R6 (12/4/17)
Bloomberg Barclays Municipal Bond Index	5.78

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6
Maximum initial sales charge	For purchases prior to July 15, 2019: 4.00% of the public offering price. For purchases on/after July 15, 2019: 3.25% of the public offering price.	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)

For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.

For purchases on/after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase.

		5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	0.50%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index (the Index) is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM National Muni Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/20 (%)
AAA	11.0
AA	37.0
A	34.3
BBB	14.2
BB	0.5
CCC	0.3
CC	0.3
Not Rated	1.3
Cash/Cash Equivalents	1.1
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/20
	Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0%	40.8%		37.0%	40.8%
Class A	0.22	0.89	1.41	1.50	0.89	1.41	1.50
Class B	0.19	0.51	0.81	0.86	0.51	0.81	0.86
Class C	0.16	0.12	0.19	0.20	0.12	0.19	0.20
Class Z	0.24	1.14	1.81	1.93	1.14	1.81	1.93
Class R6	0.24	1.21	1.92	2.04	1.21	1.92	2.04

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM National Muni Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM National Muni Fund		Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,034.00	0.84%	$4.25
	Hypothetical	$1,000.00	$1,020.69	0.84%	$4.22
Class B	Actual	$1,000.00	$1,031.60	1.31%	$6.62
	Hypothetical	$1,000.00	$1,018.35	1.31%	$6.57
Class C	Actual	$1,000.00	$1,029.80	1.67%	$8.43
	Hypothetical	$1,000.00	$1,016.56	1.67%	$8.37
Class Z	Actual	$1,000.00	$1,035.20	0.61%	$3.09
	Hypothetical	$1,000.00	$1,021.83	0.61%	$3.07
Class R6	Actual	$1,000.00	$1,034.80	0.55%	$2.78
	Hypothetical	$1,000.00	$1,022.13	0.55%	$2.77

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2020, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 101.9%

MUNICIPAL BONDS

Alabama 1.1%
Black Belt Energy Gas Dist. Rev.,
Proj. 4, Series A-1 (Mandatory put date 12/01/25)	4.000	%(cc)	12/01/49	2,200	$2,529,758
Proj. 5, Series A-1 (Mandatory put date 10/01/26)	4.000	(cc)	10/01/49	2,000	2,339,740
Jefferson Cnty. Swr Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000		10/01/44	500	571,220
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250		10/01/48	500	574,925
Lower Alabama Gas Dist. Rev.,
Series A	5.000		09/01/31	1,000	1,329,890
Series A	5.000		09/01/46	1,000	1,505,220

					8,850,753

Alaska 0.4%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000		10/01/49	3,000	3,402,330

Arizona 3.4%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B, 3 Month LIBOR + 0.810%	2.089	(c)	01/01/37	2,280	2,215,465
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000		01/01/41	1,000	1,246,520
Phoenix Civic Impvt. Corp. Rev.,
Junior Lien, Series B, AMT	5.000		07/01/29	1,000	1,324,100
Junior Lien, Series B, AMT	5.000		07/01/49	1,570	1,970,695
Series A, AMT	5.000		07/01/47	2,000	2,432,360
Sr. Lien, AMT	5.000		07/01/48	2,000	2,465,820
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000		09/01/29	2,000	2,151,780
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev., Series A, Rfdg.	4.000		01/01/38	2,000	2,309,080
Salt Verde Finl. Corp.,
Sr. Gas Rev., Sr. Bonds	5.000		12/01/32	2,575	3,487,477
Sr. Gas Rev., Sr. Bonds	5.000		12/01/37	3,505	4,989,157
Sr. Gas Rev., Sr. Bonds	5.250		12/01/26	2,155	2,692,500

					27,284,954

California 12.4%
Alameda Corridor Trans. Auth. Rev., 2nd Sub. Lien, Series B, Rfdg.	5.000		10/01/37	2,000	2,440,320

See Notes to Financial Statements.

PGIM National Muni Fund	9

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
Anaheim Pub. Fing. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Series A, AGM	6.000%	09/01/24	5,500	$6,261,200
Bay Area Toll Auth. Rev., Series F-1	5.000	04/01/56	2,000	2,479,260
California Cnty. Tob. Secur. Agcy. Rev., Conv. Bonds, Asset Bkd., Series B, Rfdg.	5.100	06/01/28	1,025	1,025,246
California Hlth. Facs. Fing. Auth. Rev.,
Kaiser Permanente, Sub. Series A-2, Rfdg.	4.000	11/01/44	2,000	2,305,780
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,171,230
Stanford Hosp. Series B, Rfdg. (Pre-refunded date 11/15/20)(ee)	5.000	11/15/36	2,000	2,059,100
Sutter Hlth. Series D, Rfdg.	5.250	08/15/31	1,000	1,065,060
California Muni. Fin. Auth. Rev., Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/47	2,500	3,035,600
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,271,313
California St.,
GO	5.000	03/01/45	3,000	3,562,680
GO	5.250	11/01/40	1,250	1,285,963
GO, Rfdg.	5.000	08/01/45	500	600,695
GO, Rfdg.	5.000	08/01/46	1,500	1,844,490
Var. Purp., GO	5.000	04/01/42	7,000	7,577,920
Var. Purp., GO	5.250	04/01/35	1,250	1,363,925
Var. Purp., GO	6.000	03/01/33	1,500	1,506,435
Var. Purp., GO, Rfdg.	5.000	09/01/41	4,250	4,505,425
Var. Purp., GO, Rfdg.	5.000	10/01/41	1,250	1,329,150
Var. Purp., GO, Rfdg.	5.000	10/01/47	3,000	3,665,430
California St. Univ. Rev.,
Series A, Systemwide, Rfdg.	5.000	11/01/37	1,250	1,337,712
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Hlth. Oblig. Grp., Rfdg. (Pre-refunded date 11/01/20)(ee)	5.000	11/01/40	2,100	2,158,527
Green Marin General Hosp. Proj., Series A	4.000	08/01/45	750	804,570
Sutter Hlth., Series A (Pre-refunded date 08/15/20)(ee)	6.000	08/15/42	3,000	3,069,900
Foothill-De Anza Cmnty. College Dist., Series C, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/40	1,250	1,324,300
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/26	1,000	1,238,500
Series A-1, Rfdg.	5.000	06/01/28	1,265	1,605,361
Series A-1, Rfdg.	5.000	06/01/29	1,250	1,580,487
Series A-1, Rfdg.	5.000	06/01/35	1,545	1,904,259

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000%		11/15/35	1,140	$1,596,730
Series A	5.500		11/15/37	1,000	1,503,960
Los Angeles Calif. Dept. Arpts. Rev.,
Los Angls. Int’l., Series A, AMT	5.000		05/15/38	2,500	2,808,400
Sub. Los Angls. Int’l., Rfdg., AMT	5.000		05/15/43	2,000	2,553,860
Sub. Los Angls. Int’l., Series A, AMT	5.250		05/15/48	1,000	1,264,900
Sub. Series A, Rfdg., AMT	4.000		05/15/44	1,000	1,182,910
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Series B	5.000		07/01/34	2,500	2,846,025
M-S-R Energy Auth. Rev., Series A	6.500		11/01/39	2,000	3,339,120
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	1.222	(s)	08/01/25	2,000	1,872,080
Port of Oakland Rev., Sr. Lien., Series P, Rfdg., AMT	5.000		05/01/33	1,750	1,904,157
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250		11/01/45	1,000	1,216,450
San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000		08/01/41	1,500	1,589,160
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Series B, AMT	5.000		07/01/43	2,000	2,242,760
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, Rfdg., AMT	5.250		05/01/33	1,000	1,132,770
Second Series F, Rfdg., AMT	5.000		05/01/28	1,635	1,712,335
Series A, Rfdg., AMT	5.000		05/01/49	3,500	4,412,730
Southern Calif. Tob. Secur. Auth. Rev., San Diego Co., Asset security, Rfdg.	5.000		06/01/48	1,000	1,244,000
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000		01/01/34	800	942,928

					100,745,113

Colorado 2.6%
Colorado Hlth. Facs. Auth. Rev.,
Adventist Hlth. Sys./Sunbelt, Series A	4.000		11/15/48	2,555	2,947,806
Commonspirit Hlth. Series A, Rfdg.	5.000		08/01/27	1,000	1,251,890
Commonspirit Hlth. Series A, Rfdg.	5.000		08/01/29	2,000	2,598,480
Commonspirit Hlth. Series A, Rfdg.	5.000		08/01/34	2,500	3,190,525
Vail Valley Med. Ctr.	4.000		01/15/45	1,500	1,660,860

See Notes to Financial Statements.

PGIM National Muni Fund	11

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.250%	11/15/22	1,000	$1,072,380
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,951,084
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,000	1,278,540
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,845,640

				20,797,205

Connecticut 1.4%
Connecticut St.,
Series A, GO	4.000	01/15/33	2,000	2,424,420
Series A, GO	5.000	01/15/32	2,000	2,649,060
Series C, GO	5.000	06/15/28	1,000	1,300,490
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Series A, Rfdg.	4.375	09/01/28	1,000	1,051,710
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Series M (Pre-refunded date 07/01/21)(ee)	5.375	07/01/41	1,250	1,325,425
Connecticut St. Spl. Tax Rev., Trans. Infrastructure, Series A	5.000	01/01/38	2,000	2,485,260

				11,236,365

District of Columbia 2.2%
Dist. of Columbia, Rev.,
Friendship Pub. Chrt. Schl., Rfdg.	5.000	06/01/46	1,385	1,597,016
Gallaudet Univ.	5.500	04/01/34	600	628,704
Kipp. Chrt. Schl., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	989,069
Kipp. Chrt. Schl., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	843,617
Kipp. Issue, Series A, Rfdg.	5.000	07/01/48	1,250	1,489,350
Metropolitan Washington D.C. Arpt. Auth. Dulles Toll Road Rev., Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,519,840
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT	5.000	10/01/32	1,500	1,987,695
Series A, Rfdg., AMT	5.000	10/01/31	2,500	2,746,050
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,150,180
Series B, Rfdg., AMT	5.000	10/01/25	3,000	3,065,340
Series C, Rfdg.	5.000	10/01/27	1,000	1,061,600

				18,078,461

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida 8.4%
Broward Cnty. FL Arpt. Sys. Rev.,
AMT	5.000%	10/01/47	1,390	$1,677,661
Series A, AMT	4.000	10/01/44	2,150	2,491,699
Series A, AMT	5.000	10/01/45	3,000	3,500,970
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,721,370
Central Florida Expressway Auth. Rev., Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,309,140
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,091,690
Cityplace Cmnty. Dev. Dist., Spl. Assess., Rfdg.	5.000	05/01/26	1,000	1,140,700
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A	5.625	04/01/43	500	559,495
Nova Southeastern Univ. Proj., Series A	6.000	04/01/42	1,000	1,131,010
Florida Higher Edl. Facs. Finl. Auth. Rev., Edl. Facs., Ringling Clg., Proj.	5.000	03/01/47	2,500	2,961,100
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	6,097,300
Priority Sub. Series A, AMT	5.000	10/01/52	1,000	1,220,920
Series A, AMT	4.000	10/01/49	3,000	3,473,040
Hillsborough Cnty. Avtn. Auth. Rev., Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	5,582,160
Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr., Rfdg., AGM	5.000	02/01/44	1,500	1,702,485
Miami Dade Cnty. FL Avtn. Rev., Miami Int’l. Arpt., Series B	5.000	10/01/41	2,500	2,556,450
Miami Dade Cnty. FL Wtr. & Swr. Sys. Rev., Series B, Rfdg., AGM	5.250	10/01/22	5,000	5,552,150
Miami Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Children’s Hosp. Series A, Rfdg.	5.000	08/01/42	1,955	2,401,913
Mid-Bay Bridge Auth. Rev., Series A, Rfdg.	5.000	10/01/40	1,000	1,146,030
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750	10/01/43	1,500	1,540,335
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,199,450
Orlando Hlth. Oblig. Grp., Series B	5.000	10/01/47	1,500	1,868,685
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
Baptist Hlth. South FL, Rfdg.	4.000	08/15/49	3,275	3,793,203
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	596,745

See Notes to Financial Statements.

PGIM National Muni Fund	13

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarst. Mem. Hosp.	4.000%		07/01/48	2,860	$3,244,584
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Rfdg. (Pre-refunded date 04/01/20)(ee)	5.250		10/01/34	750	752,565
South Miami Hlth. Facs. Auth. Inc., Rev., Baptist Hlth. South FL., Rfdg.	5.000		08/15/47	1,000	1,218,570
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Series A, Rfdg.	5.000		11/15/33	3,000	3,263,310
Village Cmnty. Dev. Dist. No. 6,
Spl. Assess., Rfdg.	4.000		05/01/27	340	396,848
Spl. Assess., Rfdg.	4.000		05/01/28	350	406,872
Spl. Assess., Rfdg.	4.000		05/01/29	365	420,900
Village Cmnty. Dev. Dist. No. 10, Spl. Assess.	4.500		05/01/23	715	765,543
Village Cmnty. Dev. Dist. No. 13, Spl. Assess., 144A	3.375		05/01/34	500	524,465

					68,309,358

Georgia 2.0%
Atlanta Arpt. Rev.,
Gen. Series B, Rfdg., AMT	5.000		01/01/30	500	516,340
Gen. Series C, Rfdg.	6.000		01/01/30	3,250	3,388,743
Brookhaven Dev. Auth. Rev.,
Children’s Healthcare of Atlantic, Series A	4.000		07/01/44	3,800	4,458,844
Children’s Healthcare of Atlantic, Series A	4.000		07/01/49	2,000	2,334,260
Main Street Natural Gas, Inc., Rev., Series C (Mandatory put date 09/01/26)	4.000	(cc)	03/01/50	2,000	2,335,620
Monroe Cnty. Dev. Auth. Rev., GA Pwr. Co. Plant Scherer Proj. 1	2.250		07/01/25	1,000	1,027,740
Priv. Coll. & Univs. Auth. Rev., Savannah Clg. of Art & Design	5.000		04/01/44	2,120	2,426,573

					16,488,120

Hawaii 1.0%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000		07/01/45	1,000	1,169,280
Series A, AMT	5.000		07/01/48	3,000	3,717,630

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Hawaii (cont’d.)
Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig. Series A, Rfdg.	5.500%	07/01/43	2,500	$2,821,500

				7,708,410

Illinois 13.4%
Chicago Brd. of Ed.,
Series A, GO, Rfdg.	4.000	12/01/20	500	510,050
Series C, GO, Rfdg.	5.000	12/01/22	1,500	1,647,375
Chicago Brd. of Ed. Rev., Spl. Tax	5.000	04/01/46	1,000	1,166,560
Chicago O’Hare Int’l. Arpt. Rev.,
Gen. Arpt. Sr. Lien, Series B, Rfdg., AMT	5.000	01/01/32	2,000	2,138,400
Sr. Lien, Series D	5.250	01/01/42	2,000	2,482,820
Sr. Lien, Series A, Rfdg., AMT	5.000	01/01/48	1,050	1,288,245
Chicago Trans. Auth. Rev.,
2nd Lien	5.000	12/01/46	3,000	3,610,710
Transit Imps.	5.250	12/01/40	1,000	1,064,260
Chicago Waterworks Rev.,
2nd Lien, Rfdg.	5.000	11/01/32	1,295	1,413,091
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,867,785
2nd Lien, Series A-1	5.000	11/01/27	410	492,996
2nd Lien, Series A-1	5.000	11/01/30	1,380	1,649,997
Chicago Wstewtr. Transmn. Rev.,
2nd Lien	5.000	01/01/39	2,000	2,214,640
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,274,180
2nd Lien, Series A	5.000	01/01/47	1,000	1,174,440
Chicago, IL,
Proj. Series A, GO, Rfdg.	5.250	01/01/29	500	565,605
Rmkt., Series 2002B, GO	5.250	01/01/28	1,550	1,799,318
Rmkt., Series 2003B, GO, Rfdg.	5.500	01/01/30	1,000	1,172,600
Series A, GO	5.500	01/01/33	960	1,124,995
Series A, GO, Rfdg.	5.000	01/01/30	1,000	1,267,590
Series C, GO, Rfdg.	5.000	01/01/23	270	287,048
Series C, GO, Rfdg.	5.000	01/01/24	340	382,004
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,177,740
Illinois Fin. Auth. Rev.,
Provena Hlth. Series A, Rfdg. (Pre-refunded date 05/01/20)(ee)	6.000	05/01/28	1,500	1,512,255
Illinois St.,
GO	5.000	11/01/30	500	607,030
GO	5.000	04/01/31	1,000	1,142,880

See Notes to Financial Statements.

PGIM National Muni Fund	15

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)
Illinois St., (cont’d.)
GO	5.000%		05/01/39	1,000	$1,135,590
GO	5.250		02/01/29	2,000	2,298,560
Series A, GO	5.000		04/01/20	265	265,819
Series A, GO	5.000		12/01/32	705	869,561
Series A, GO	5.000		12/01/42	2,500	3,005,400
Series C, GO	5.000		11/01/29	750	926,820
Series D, GO	5.000		11/01/22	1,950	2,145,604
Series D, GO	5.000		11/01/23	4,945	5,612,822
Series D, GO	5.000		11/01/26	3,000	3,685,680
Series D, GO	5.000		11/01/27	9,525	11,943,683
Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000		06/15/20	2,000	2,021,920
Illinois St. Toll Hwy. Auth. Rev.,
Series A	4.000		01/01/44	1,000	1,178,060
Series A	5.000		01/01/38	3,125	3,458,969
Series C	5.000		01/01/39	2,000	2,351,280
Series C, Rfdg.	5.000		01/01/31	3,000	4,026,030
Sr. Series B, Rfdg.	5.000		01/01/31	1,500	2,013,060
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion,
Series A, CABS, NATL	2.137	(s)	12/15/34	10,000	7,300,900
Series A, CABS, NATL	2.268	(s)	06/15/37	7,500	5,077,725
Railsplitter Tob. Settlement Auth. Rev.,
Series 2010 (Pre-refunded date 06/01/21)(ee)	6.000		06/01/28	1,250	1,330,063
Tob. Set. Funded	5.000		06/01/28	1,000	1,225,800
Regl. Trans. Auth. Rev., Series A	4.000		06/01/37	3,605	4,044,377
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000		01/01/28	2,250	2,858,242
2nd Lien, Series A, Rfdg.	5.000		01/01/30	1,500	1,982,175
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000		03/01/40	1,000	1,084,950

					108,877,704

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Indiana 0.8%
Indianapolis Loc. Pub. Impvt. Bank Rev., Courthouse & Jail Proj., Series A, Rfdg.	4.000%		02/01/44	4,250	$5,017,253
Whiting, IN Rev., BP products, Rfdg., AMT (Mandatory put date 06/05/26)	5.000	(cc)	12/01/44	1,500	1,834,050

					6,851,303

Iowa 0.4%
PEFA, Inc., Gas Proj. Rev., Series A-1 (Mandatory put date 09/01/26)	5.000	(cc)	09/01/49	2,350	2,874,003

Kansas 0.3%
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000		09/01/45	2,170	2,581,475

Kentucky 1.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev.,
Commonspirit Hlth. Series A, Rfdg.	5.000		08/01/44	2,000	2,515,040
Owensboro Med. Hlth. Sys., Series A (Pre-refunded date 06/01/20)(ee)	6.375		06/01/40	2,500	2,533,575
Kentucky Pub. Energy Auth., Rev.,
Series A, (Mandatory put date 06/01/26)	4.000	(cc)	12/01/50	2,000	2,332,620
Series A-1, (Mandatory put date 06/01/25)	4.000	(cc)	12/01/49	620	704,332
Var. Series C, (Mandatory put date 02/01/28)	4.000	(cc)	02/01/50	3,825	4,555,728
Owen Cnty. Wtrwks. Sys. Rev., Var. American Waterworks, Series A, Rfdg. (Mandatory put date 10/01/29)	2.450	(cc)	06/01/39	1,500	1,583,940

					14,225,235

Louisiana 1.0%
East Baton Rouge Sewerage Comm. Rev., Series A, Rfdg.	4.000		02/01/45	2,000	2,342,460
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000		07/01/39	10	12,182
Franciscan Mis., Unrefunded, Rfdg.	5.000		07/01/39	1,990	2,322,051

See Notes to Financial Statements.

PGIM National Muni Fund	17

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Louisiana (cont’d.)
Louisiana St. Hwy. Impt. Rev., Series A	5.000%		06/15/34	1,250	$1,452,450
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000	(cc)	12/01/40	1,500	1,587,780

					7,716,923

Maryland 0.6%
Frederick Cnty. Spl. Oblig. Urbana Cmnty. Dev. Auth., Spl. Tax, Series A, Rfdg.	5.000		07/01/40	1,990	2,013,084
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Pre-refunded date 07/01/21)(ee)	6.000		07/01/41	400	427,252
Washington Suburban Sanitary Comm. Rev., Consol. Pub. Impt., 2nd Series	4.000		06/01/40	2,150	2,500,085

					4,940,421

Massachusetts 2.3%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Series B, Rfdg., NATL	5.500		07/01/27	1,325	1,757,533
Massachusetts St. Dev. Fin. Agcy. Rev.,
Atrius Hlth. Series A, Rfdg.	5.000		06/01/39	1,850	2,271,689
Series A, Rfdg.	5.000		07/01/44	1,000	1,241,350
Series K-6, Partners Healthcare, Rfdg. (Pre-refunded date 07/01/20)(ee)	5.375		07/01/41	5,000	5,073,000
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Series M, Rfdg.	5.500		02/15/28	3,000	4,070,730
Massachusetts St. Port Auth. Rev.,
Bosfuel Proj., Series A, Rfdg., AMT	5.000		07/01/49	1,500	1,873,995
Series A, AMT	5.000		07/01/42	1,000	1,085,580
Series C, Rfdg., AMT	5.000		07/01/49	1,000	1,261,610

					18,635,487

Michigan 1.0%
Michigan Fin. Auth. Rev.,
CHE Trinity Hlth. Credit, Rfdg.	4.000		12/01/36	1,200	1,445,004
Henry Ford Hlth. Sys., Series A	5.000		11/15/48	1,000	1,263,660
Michigan St. Bldg. Auth. Rev., Facs. Prog., Series I-A, Rfdg.	5.375		10/15/41	750	801,660
Michigan St. Strategic Fund Rev., I-75 Imp. Proj., AMT, AGM	4.500		06/30/48	1,250	1,423,300

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Michigan (cont’d.)
Michigan St. Univ. Rev., Brd. of Trustees, Series B, Rfdg.	5.000%		02/15/48	1,000	$1,266,420
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000		12/01/28	1,500	1,657,350

					7,857,394

Minnesota 0.6%
Minneapolis-St. Paul Metropolitan Arpts. Comm. Rev., Sr., Series C	5.000		01/01/46	1,000	1,227,410
Rochester Rev., My. Clnc.	4.000		11/15/48	2,000	2,292,060
St. Cloud Rev., Centracare Hlth., Rfdg.	5.000		05/01/48	1,000	1,249,380

					4,768,850

Mississippi 0.1%
Mississippi Business Fin. Corp. Rev., Poll. Ctrl. Rfdg.	3.200		09/01/28	500	522,950

Missouri 0.5%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys.	5.000		01/01/44	3,500	3,962,035

Nebraska 0.6%
Central Plns. Energy. Proj. Rev.,
Proj. 4 (Mandatory put date 01/01/24)	5.000	(cc)	03/01/50	2,000	2,270,740
Rfdg. (Mandatory put date 08/01/25)	4.000	(cc)	12/01/49	2,500	2,873,200

					5,143,940

New Jersey 6.9%
Camden Cnty. Impvt. Auth. Rev., Cooper Hlth. Sys. Oblig. Grp.	5.750		02/15/42	1,500	1,669,380
Cape May Cnty. Indl. Poll. Ctrl. Fing. Auth. Rev., Atlantic City Elec. Co., Series A, Rfdg., NATL	6.800		03/01/21	2,615	2,763,846
New Jersey Econ. Dev. Auth. Rev.,
American Water Co. Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200	(cc)	10/01/39	1,250	1,298,675
Series BBB, Rfdg.	5.500		06/15/30	1,500	1,889,250
Series MMM, Rfdg.	5.000		06/15/34	1,500	1,914,630

See Notes to Financial Statements.

PGIM National Muni Fund	19

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)
New Jersey Econ. Dev. Auth. Rev., (cont’d.)
Transit Trans. Proj.	5.000%	11/01/30	2,210	$2,839,408
Transit Trans. Proj.	5.000	11/01/34	2,000	2,544,000
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Series A, Rfdg.	5.000	07/01/44	2,500	2,869,175
New Jersey Healthcare Facs. Fing. Auth. Rev.,
AHS Hosp. Corp., Rfdg. (Pre-refunded date 07/01/21)(ee)	6.000	07/01/41	500	534,195
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,856,295
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,500	1,825,410
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,139,310
Virtua Hlth., Rfdg.	5.000	07/01/29	1,000	1,153,200
New Jersey St. Tpke. Auth., Rev.,
Series A	5.000	01/01/48	2,155	2,716,981
Series A (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,885	2,066,544
Series A, Unrefunded	5.000	01/01/43	1,115	1,213,276
Series B, Rfdg.	5.000	01/01/40	1,000	1,253,730
Series E, Rfdg.	5.000	01/01/32	1,500	1,917,120
New Jersey St. Trans. Tr. Fd. Sys. Auth. Rev.,
Series BB	5.000	06/15/35	1,000	1,253,590
Trans. Sys., Rfdg.	5.000	12/15/28	1,000	1,268,980
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	3,465	4,397,016
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,555,937
Trans. Sys., Series AA	5.250	06/15/43	1,500	1,868,400
Transn. Sys, Series A, Rfdg.	5.500	12/15/23	3,000	3,506,490
Transn. Sys, Series B	5.500	06/15/31	1,000	1,056,190
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/29	1,770	2,266,662
Series A, Rfdg.	5.000	06/01/46	2,500	3,038,650
Series A, Rfdg.	5.250	06/01/46	2,000	2,472,960

				56,149,300

New York 4.2%
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Series S-1A	5.250	07/15/37	3,000	3,178,920
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Future Tax Sec’d., Sub. Series D-1	5.000	11/01/38	3,000	3,200,520
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,895,285
New York St. Dorm. Auth. Rev.,
Memorial Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,258,430
Mount Sinai Sch. of Medicine, Series A, Rfdg.	5.000	07/01/21	1,685	1,708,101

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York St. Dorm. Auth. Rev., (cont’d.)
Rochester Inst. Tech., Series A, Rfdg., AMBAC	5.250%	07/01/20	2,100	$2,131,332
Rochester Inst. Tech., Series A, Rfdg., AMBAC	5.250	07/01/21	2,000	2,120,220
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fing., Series B, ETM(ee)	5.500	10/15/23	3,750	4,365,375
New York St. Thruway Auth. Rev., Sub. Series B, Rfdg.	4.000	01/01/50	1,500	1,768,665
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,000	2,291,580
New York, NY, Series C-1, GO, Rfdg.	5.000	08/01/31	1,860	2,567,098
Port Auth. of NY & NJ, Spl. Oblig. Rev.,
Consolidated Bonds, Series 218, AMT	5.000	11/01/44	1,500	1,922,955
JFK Int’l. Air Terminal	5.000	12/01/20	175	179,973
TSASC, Inc., Rev., Series A, Rfdg.	5.000	06/01/41	2,000	2,313,120
Util. Debt Secur. Auth. Rev., Series TE, Rfdg.	5.000	12/15/41	2,585	2,964,840

				33,866,414

North Carolina 0.1%
North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys. Rev.,
Series A, ETM(ee)	6.400	01/01/21	150	156,339
Series A, Rfdg. (Pre-refunded date 01/01/22)(ee)	6.000	01/01/26	650	711,432

				867,771

North Dakota 0.1%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Series A, Rfdg.	4.875	07/01/26	1,000	1,012,040

Ohio 4.7%
Buckeye Tob. Settlement Fing. Auth. Rev.,
Asset Bkd. Sr. Turbo, Series A-2	5.875	06/01/30	2,000	2,000,540
Sr. Series A-2, Rfdg.	4.000	06/01/39	500	594,335
Sr. Series A-2, Rfdg.	5.000	06/01/31	3,930	5,288,208
Sr. Series A-2, Rfdg.	5.000	06/01/34	2,000	2,643,100
Franklin Cnty. Hosp. Facs. Rev.,
Hosp. Facs.	4.125	05/15/45	2,000	2,228,500
Nationwide Children’s Hosp., Proj.	4.000	11/01/45	2,000	2,221,540

See Notes to Financial Statements.

PGIM National Muni Fund	21

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)
Franklin Cnty. Hosp. Facs. Rev., (cont’d.)
Nationwide Children’s Hosp., Rfdg.	4.000%		11/01/47	2,400	$2,721,336
Ohio Hlth. Corp., Series A	4.000		05/15/47	4,815	5,492,085
Ohio Hlth. Corp., Series A	5.000		11/15/41	2,000	2,125,100
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj. (Pre-refunded date 06/01/22)(ee)	5.000		06/01/42	1,250	1,366,537
Hancock Cnty. Hosp. Rev., Blanchard Valley Regl. Hlth. Ctr., Rfdg. (Pre-refunded date 06/01/21)(ee)	6.250		12/01/34	400	426,932
Lancaster Port Auth. Rev., Series A, Rfdg. (Mandatory put date 02/01/25)	5.000	(cc)	08/01/49	750	888,383
Lucas Cnty. Hosp. Rev.,
Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.000		11/15/41	750	815,715
Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.500		11/15/37	875	959,035
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250		08/01/41	800	844,600
Ohio Air Quality Dev. Auth. Rev.,
American Electric Power Co. Proj., Series A, (Mandatory put date 10/01/29)	2.400	(cc)	12/01/38	500	517,935
American Electric Power Co. Proj., Series C, Rfdg., AMT (Mandatory put date 10/01/24)	2.100	(cc)	12/01/27	1,500	1,532,955
Ohio St. Higher Edl. Facs., Comm. Rev.,
Case Western Resv. Univ., Series B	6.500		10/01/20	145	149,634
Cleveland Clinic Hlth. Sys. Oblig. Series A-1, Rfdg. (Pre-refunded date 01/01/23)(ee)	5.000		01/01/42	2,000	2,234,620
Ohio St. Rev., Cleveland Clinic Hlth. Sys. Series A, Rfdg.	4.000		01/01/36	2,500	2,954,875

					38,005,965

Oklahoma 1.4%
Oklahoma St. Dev. Fin. Auth. Rev.,
Gilcrease Expressway West, AMT	1.625		07/06/23	1,500	1,507,425
St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000		02/15/42	1,500	1,619,805
Oklahoma Tpke. Auth. Rev.,
Series A	4.000		01/01/48	2,000	2,277,580
Series A	5.000		01/01/42	3,000	3,639,420

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Oklahoma (cont’d.)
Stillwater OK Util. Auth. Rev., Series A	5.000%		10/01/39	1,865	$2,168,585

					11,212,815

Oregon 0.2%
Port of Portland Arpt. Rev., Series 24B, AMT	5.000		07/01/42	1,500	1,797,600

Pennsylvania 5.5%
Berks Cnty. Muni. Auth. Rev., Tower Hlth. Proj., Series B, Rfdg. (Mandatory put date 02/01/30)	5.000	(cc)	02/01/40	1,000	1,307,900
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg. (Pre-refunded date 12/01/21)(ee)	5.375		12/01/41	2,700	2,911,194
Chester Cnty. Hlth. & Edl. Facs. Auth. Rev., Main Line Hlth. Sys., Series A	4.000		09/01/50	1,500	1,782,435
Comnwlth. Fing. Auth. Rev., Tob. Mstr. Settlement Payment Bonds	5.000		06/01/34	1,000	1,258,740
Geisinger Auth. Rev., Series A-1	5.125		06/01/41	2,000	2,096,540
Gen. Auth. of Southcentral Pennsylvania, Rev., Wellspan Hlth. Oblig. Grp., Series A, Rfdg.	5.000		06/01/44	3,000	3,396,750
Lehigh Cnty. Rev., Lehigh Valley Hlth. Netw. Rfdg.	4.000		07/01/49	1,500	1,729,410
Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450	(cc)	12/01/39	1,250	1,324,763
Pennsylvania Higher Edl. Facs. Auth. Rev.,
Trustees Univ. of Pennsylvania, Series A	4.000		08/15/41	3,200	3,702,592
Univ. of Pennsylvania	5.000		08/15/49	2,000	2,548,460
Pennsylvania Tpke. Comm. Rev.,
Series A	5.000		12/01/38	1,000	1,174,260
Series A-1	5.000		12/01/47	1,000	1,240,730
Series A-1, Rfdg.	5.000		12/01/40	1,500	1,786,350
Series B	5.000		12/01/45	7,000	8,367,450
Sub. Series A	5.000		12/01/44	3,845	4,843,239
Sub. Series B-1	5.250		06/01/47	2,000	2,456,580

See Notes to Financial Statements.

PGIM National Muni Fund	23

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)
Philadelphia Auth. for Indl. Dev. Rev., Children’s Hosp., Rfdg.	4.000%		07/01/37	1,075	$1,246,043
Union Cnty. Hosp. Auth. Rev., Evangelical Cmnty Hosp., Series B	5.000		08/01/48	1,500	1,762,695

					44,936,131

Puerto Rico 1.3%
Puerto Rico Comnwlth. Aqu. & Sew. Auth. Rev.,
Sr. Lien, Series A	5.750		07/01/37	1,260	1,362,413
Sr. Lien, Series A	6.000		07/01/47	1,050	1,141,906
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Restructured, Series A-1	4.750		07/01/53	1,000	1,123,910
Restructured, Series A-1	5.000		07/01/58	1,743	1,998,123
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	2.090	(s)	07/01/24	473	432,166
Series A-1, CABS	2.231	(s)	07/01/27	4,209	3,576,261
Series A-2	4.329		07/01/40	1,000	1,099,110

					10,733,889

Rhode Island 0.7%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., College & Univ. Rev.	5.250		08/15/43	3,815	4,870,496
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000		06/01/40	500	569,750

					5,440,246

South Carolina 0.9%
South Carolina Prt. Auth. Rev., AMT	4.000		07/01/45	1,000	1,093,280
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A, Rfdg.	5.125		12/01/43	2,000	2,260,700
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750		12/01/43	3,000	3,534,750

					6,888,730

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

South Dakota 0.3%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Series B, Rfdg.	5.000%		06/01/27	1,000	$1,115,330
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth. Series A, Rfdg. (Pre-refunded date 07/01/21)(ee)	5.000		07/01/42	1,600	1,689,280

					2,804,610

Tennessee 0.7%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth. Initiatives, Series A (Pre-refunded date 01/01/23)(ee)	5.250		01/01/45	1,500	1,683,720
Memphis Shelby Cnty. Arpt. Auth. Rev., Series B, Rfdg., AMT	5.750		07/01/25	1,000	1,015,030
Tennessee Energy Acquisition Corp. Gas Rev.,
Series A	5.250		09/01/26	1,645	2,020,389
Series C	5.000		02/01/22	1,000	1,065,170

					5,784,309

Texas 9.6%
Austin Conv. Enterprises, Inc., Rev., First Tier Conv. Ctr., Series A, Rfdg.	5.000		01/01/29	1,800	2,177,190
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien, Rfdg. (Pre-refunded date 01/01/21)(ee)	6.000		01/01/41	1,000	1,042,090
Sr. Lien, Series A	5.000		01/01/40	1,395	1,647,690
Sr. Lien, Series A	5.000		01/01/45	1,000	1,178,310
Central Tex. Tpke. Sys. Rev., Series A, Rfdg.	5.000		08/15/39	2,000	2,648,880
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000		08/15/43	1,000	1,153,810
Idea Pub. Sch., Rfdg., PSFG	5.000		08/15/39	1,000	1,167,520
Dallas-Fort Worth Int’l. Arpt. Rev., Series E, Rfdg., AMT (Pre-refunded date 11/01/20)(ee)	5.000		11/01/35	5,000	5,127,650
Grand Parkway Trans. Corp. Rev., First Tier Toll Rev., Series A	5.125		10/01/43	2,000	2,252,460
Gulf Coast Wste. Disp. Auth. Rev.,
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 03/02/20)	1.220	(cc)	09/01/25	16,900	16,900,000
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 03/02/20)	1.220	(cc)	12/01/25	7,260	7,260,000

See Notes to Financial Statements.

PGIM National Muni Fund	25

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)
Gulf Coast Wste. Disp. Auth. Rev., (cont’d.)
Exxon Mobil Corp. Proj., Series A, FRDD (Mandatory put date 03/02/20)	1.240	%(cc)	06/01/30	6,560	$6,560,000
Harris Cnty. Metro. Trans. Auth. Tax Rev., Series A. Rfdg. (Pre-refunded date 11/01/21)(ee)	5.000		11/01/36	3,000	3,202,740
Harris Cnty. Toll Road Auth. Rev., Sr. Lien, Series A, Rfdg.	5.000		08/15/43	3,000	3,763,770
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AMT	5.000		07/01/25	575	605,084
Sub. Lien, Series A, Rfdg., AMT	5.000		07/01/32	1,000	1,085,430
Sub. Lien, Series B, Rfdg.	5.000		07/01/32	2,000	2,186,640
Sub. Series A, Rfdg., AMT	5.000		07/01/41	1,000	1,238,930
Lower Neches Valley Auth. Indl. Dev. Corp. Rev., Exxon Mobil Corp. Proj., Series B, Rfdg., FRDD (Mandatory put date 03/02/20)	1.240	(cc)	11/01/29	3,150	3,150,000
North Tex. Twy. Auth. Rev.,
First Tier, Series A, Rfdg.	4.000		01/01/44	2,000	2,329,440
First Tier, Sys., Rfdg. (Pre-refunded date 01/01/21)(ee)	6.000		01/01/38	1,000	1,042,100
Rfdg.	5.000		01/01/48	1,250	1,540,788
Series B, Rfdg.	5.000		01/01/45	2,000	2,336,200
Spl. Projs., Series A (Pre-refunded date 09/01/21)(ee)	5.500		09/01/41	1,000	1,068,380
Tex. Priv. Activ. Surf. Trans. Corp. Rev.,
Sr. Lien LBJ Infrastructure	7.000		06/30/40	2,500	2,551,075
Sr. Lien NTE Mobility, Series 3A & 3B, AMT	6.750		06/30/43	500	586,000
Sr. Lien NTE Mobility, Series 3A & 3B, AMT	7.000		12/31/38	1,500	1,773,090

					77,575,267

Utah 1.3%
Cnty. of Utah UT Rev., IHC Hlth. Serv. Inc., Series A, Rfdg.	4.000		05/15/41	5,000	5,832,650
Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000		07/01/28	2,000	2,570,780
Series A, AMT	5.250		07/01/48	2,000	2,500,420

					10,903,850

Virginia 1.0%
Fairfax Cnty. Indl. Dev. Auth. Rev.,
Healthcare, Inova Hlth. Sys.	5.000		05/15/40	2,000	2,165,480
Healthcare, Inova Hlth. Sys. Series A, Rfdg.	4.000		05/15/48	3,000	3,491,790

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Virginia (cont’d.)
Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Series B, Rfdg.	4.000%		11/01/48	2,000	$2,333,200

					7,990,470

Washington 3.9%
Port of Seattle Rev., Intermediate Lien,
Intermediate Lien, AMT	5.000		04/01/44	1,500	1,879,770
Series A, AMT	5.000		05/01/43	1,500	1,825,455
Series B, Rfdg., AMT	5.000		09/01/26	1,115	1,180,629
Series C, Rfdg., AMT	5.000		02/01/24	2,500	2,590,275
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.,
Rfdg. & Impvt., Series A	5.000		12/01/37	1,000	1,112,200
Valley Hosp. (Pre-refunded date 12/01/20)(ee)	5.750		12/01/35	625	647,594
Univ. of Washington,
Forward Delivery, Series C, Rfdg.	5.000		04/01/31	1,250	1,646,200
Forward Delivery, Series C, Rfdg.	5.000		04/01/32	1,250	1,638,150
Forward Delivery, Series C, Rfdg.	5.000		04/01/34	1,000	1,290,150
Forward Delivery, Series C, Rfdg.	5.000		04/01/35	1,750	2,244,532
Washington St. Conv. Ctr. Pub. Facs. Dist. Rev., Revenue Bonds	5.000		07/01/58	3,000	3,661,530
Washington St. Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000		07/01/38	2,690	3,099,660
Providence Hlth. & Svcs., Series A (Pre-refunded date 04/01/20)(ee)	5.000		10/01/39	3,500	3,511,200
Seattle Children’s Hosp., Series A	5.000		10/01/42	2,000	2,198,920
Seattle Children’s Hosp., Series A	5.000		10/01/47	1,000	1,243,830
Swedish Hlth. Svcs., Series A (Pre-refunded date 05/15/21)(ee)	6.250		11/15/41	1,500	1,597,425

					31,367,520

West Virginia 0.6%
Harrison Cnty. Comm. Rev., Var. Monongahela Pwr. Co. Proj., Series A, Rfdg., AMT (Mandatory put date 10/15/21)	3.000	(cc)	10/15/37	500	513,190
West Virginia Econ. Dev. Auth. Rev., Wheeling Pwr. Co. Mitche, Series A, Rfdg., AMT (Mandatory put date 04/01/22)	3.000	(cc)	06/01/37	500	515,645

See Notes to Financial Statements.

PGIM National Muni Fund	27

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

West Virginia (cont’d.)
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig., Series B, Rfdg.	5.000%	01/01/43	1,000	$1,222,990
West Virginia Prkwys. Auth. Rev., Senior Turnpike Toll Rev	4.000	06/01/47	1,970	2,269,046

				4,520,871

Wisconsin 0.2%
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,735,785

TOTAL INVESTMENTS 101.9% (cost $751,858,152)				825,452,372
Liabilities in excess of other assets(z) (1.9)%				(15,751,557)

NET ASSETS 100.0%				$809,700,815

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

ETM—Escrowed to Maturity

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

PSFG—Permanent School Fund Guarantee

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 29, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(s)	Represents zero coupon. Rate quoted represents effective yield at February 29, 2020.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

28

Futures contracts outstanding at February 29, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Position:
60	20 Year U.S. Treasury Bonds	Jun. 2020	$10,215,000	$(212,163)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$262,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Municipal Bonds
Alabama	$—	$8,850,753	$—
Alaska	—	3,402,330	—
Arizona	—	27,284,954	—
California	—	100,745,113	—
Colorado	—	20,797,205	—
Connecticut	—	11,236,365	—
District of Columbia.	—	18,078,461	—
Florida	—	68,309,358	—
Georgia	—	16,488,120	—
Hawaii	—	7,708,410	—
Illinois	—	108,877,704	—
Indiana	—	6,851,303	—
Iowa	—	2,874,003	—
Kansas	—	2,581,475	—
Kentucky	—	14,225,235	—

See Notes to Financial Statements.

PGIM National Muni Fund	29

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Municipal Bonds (continued)
Louisiana	$—	$7,716,923	$—
Maryland	—	4,940,421	—
Massachusetts	—	18,635,487	—
Michigan.	—	7,857,394	—
Minnesota.	—	4,768,850	—
Mississippi.	—	522,950	—
Missouri	—	3,962,035	—
Nebraska	—	5,143,940	—
New Jersey	—	56,149,300	—
New York	—	33,866,414	—
North Carolina	—	867,771	—
North Dakota	—	1,012,040	—
Ohio	—	38,005,965	—
Oklahoma	—	11,212,815	—
Oregon	—	1,797,600	—
Pennsylvania	—	44,936,131	—
Puerto Rico	—	10,733,889	—
Rhode Island	—	5,440,246	—
South Carolina	—	6,888,730	—
South Dakota	—	2,804,610	—
Tennessee.	—	5,784,309	—
Texas	—	77,575,267	—
Utah	—	10,903,850	—
Virginia	—	7,990,470	—
Washington	—	31,367,520	—
West Virginia	—	4,520,871	—
Wisconsin	—	1,735,785	—

Total	$—	$825,452,372	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(212,163)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

30

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2020 were as follows:

Transportation	26.0%
Healthcare	16.9
General Obligation	9.9
Pre-Refunded	8.1
Special Tax/Assessment District	7.9
Corporate Backed IDB & PCR	6.9
Pre-pay Gas	5.8
Education	5.7
Water & Sewer	4.3
Lease Backed Certificate of Participation	4.3%
Tobacco Appropriated	4.1
Power	1.9
Development	0.1

101.9
Liabilities in excess of other assets	(1.9)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$212,163	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(170,932)

See Notes to Financial Statements.

PGIM National Muni Fund	31

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(212,163)

For the six months ended February 29, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)
$3,405,000

(1)	Notional Amount in USD.

See Notes to Financial Statements.

32

Statement of Assets and Liabilities (unaudited)

as of February 29, 2020

Assets
Unaffiliated investments (cost $751,858,152)	$825,452,372
Cash	12,072
Interest receivable	7,926,570
Receivable for investments sold	4,525,959
Receivable for Fund shares sold	2,671,573
Deposit with broker for centrally cleared/exchange-traded derivatives	262,000
Prepaid expenses	2,701

Total Assets	840,853,247

Liabilities
Payable for investments purchased	27,795,369
Payable for Fund shares reacquired	2,448,875
Management fee payable	297,402
Dividends payable	230,162
Distribution fee payable	137,715
Due to broker—variation margin futures	116,905
Accrued expenses and other liabilities	90,350
Affiliated transfer agent fee payable	35,654

Total Liabilities	31,152,432

Net Assets	$809,700,815

Net assets were comprised of:
Common stock, at par	$520,568
Paid-in capital in excess of par	742,551,879
Total distributable earnings (loss)	66,628,368

Net assets, February 29, 2020	$809,700,815

See Notes to Financial Statements.

PGIM National Muni Fund	33

Statement of Assets and Liabilities (unaudited)

as of February 29, 2020

Class A
Net asset value and redemption price per share, ($600,542,864 ÷ 38,605,707 shares of common stock issued and outstanding)	$15.56
Maximum sales charge (3.25% of offering price)	0.52

Maximum offering price to public	$16.08

Class B
Net asset value, offering price and redemption price per share,
($5,395,885 ÷ 345,859 shares of common stock issued and outstanding)	$15.60

Class C
Net asset value, offering price and redemption price per share,
($23,973,535 ÷ 1,537,788 shares of common stock issued and outstanding)	$15.59

Class Z
Net asset value, offering price and redemption price per share,
($96,324,390 ÷ 6,197,691 shares of common stock issued and outstanding)	$15.54

Class R6
Net asset value, offering price and redemption price per share,
($83,464,141 ÷ 5,369,735 shares of common stock issued and outstanding)	$15.54

See Notes to Financial Statements.

34

Statement of Operations (unaudited)

Six Months Ended February 29, 2020

Net Investment Income (Loss)
Interest income	$12,930,397

Expenses
Management fee	1,748,753
Distribution fee(a)	825,154
Transfer agent’s fees and expenses (including affiliated expense of $ 87,963)(a)	241,574
Custodian and accounting fees	58,090
Registration fees(a)	49,572
Shareholders’ reports	24,992
Audit fee	19,691
Legal fees and expenses	12,105
Directors’ fees	9,525
Miscellaneous	11,840

Total expenses	3,001,296
Less: Custodian fee credit	(345)

Net expenses	3,000,951

Net investment income (loss)	9,929,446

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	1,192,140
Futures transactions	(170,932)

1,021,208

Net change in unrealized appreciation (depreciation) on:
Investments	15,953,882
Futures	(212,163)

15,741,719

Net gain (loss) on investment transactions	16,762,927

Net Increase (Decrease) In Net Assets Resulting From Operations	$26,692,373

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	698,191	16,151	110,812	—	—
Transfer agent’s fees and expenses	197,746	5,039	8,154	30,560	75
Registration fees	11,474	4,520	9,089	10,699	13,790

See Notes to Financial Statements.

PGIM National Muni Fund	35

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2020	Year Ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,929,446	$20,818,314
Net realized gain (loss) on investment transactions	1,021,208	563,970
Net change in unrealized appreciation (depreciation) on investments	15,741,719	29,832,157

Net increase (decrease) in net assets resulting from operations	26,692,373	51,214,441

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,362,485)	(16,747,640)
Class B	(81,976)	(287,107)
Class C	(238,578)	(593,255)
Class Z	(1,395,239)	(2,476,237)
Class R6	(1,003,192)	(713,102)

	(11,081,470)	(20,817,341)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	121,196,396	140,305,559
Net asset value of shares issued in reinvestment of dividends and distributions	9,686,644	18,015,749
Cost of shares reacquired	(42,627,105)	(105,259,736)

Net increase (decrease) in net assets from Fund share transactions	88,255,935	53,061,572

Total increase (decrease)	103,866,838	83,458,672

Net Assets:
Beginning of period	705,833,977	622,375,305

End of period	$809,700,815	$705,833,977

See Notes to Financial Statements.

36

Notes to Financial Statements (unaudited)

Prudential National Muni Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. PGIM National Muni Fund (the “Fund”) is the sole series of the Company.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

PGIM National Muni Fund	37

Notes to Financial Statements (unaudited) (continued)

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

38

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund

PGIM National Muni Fund	39

Notes to Financial Statements (unaudited) (continued)

since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

40

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to and including $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $250 million, 0.40% of the next $250 million and 0.375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.48% for the reporting period ended February 29, 2020.

The Manager has contractually agreed, through December 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.61% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM National Muni Fund	41

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 0.50% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively.

For the reporting period ended February 29, 2020, PIMS received $392,713 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended February 29, 2020, PIMS received $172 and $655 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that

42

subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures.

For the reporting period ended February 29, 2020, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Purchases	Sales	Realized Gain
$16,736,922	$11,205,566	$—

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 29, 2020, were $330,378,765 and $224,009,438, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2020 were as follows:

Tax Basis	$751,911,315

Gross Unrealized Appreciation	73,583,313
Gross Unrealized Depreciation	(254,419)

Net Unrealized Appreciation	$73,328,894

The book basis may differ from tax basis due to certain tax-related adjustments.

As of August 31, 2019, the Fund has a capital loss carryforward of approximately $9,581,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2019 are subject to such review.

PGIM National Muni Fund	43

Notes to Financial Statements (unaudited) (continued)

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more (prior to July 15, 2019, $500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 1 billion shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	150,000,000
Class B	5,000,000
Class C	25,000,000
Class Z	375,000,000
Class T	75,000,000
Class R6	370,000,000

The Fund currently does not have any Class T shares outstanding.

As of February 29, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	8,484	—	%*
Class R6	731	—	%*

44

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	3	49%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 29, 2020:
Shares sold	3,784,688	$57,421,122
Shares issued in reinvestment of dividends and distributions	465,978	7,081,940
Shares reacquired	(1,832,308)	(27,802,150)

Net increase (decrease) in shares outstanding before conversion	2,418,358	36,700,912
Shares issued upon conversion from other share class(es)	308,916	4,667,862
Shares reacquired upon conversion into other share class(es)	(119,193)	(1,811,529)

Net increase (decrease) in shares outstanding	2,608,081	$39,557,245

Year ended August 31, 2019:
Shares sold	3,491,019	$51,460,098
Shares issued in reinvestment of dividends and distributions	961,206	14,123,218
Shares reacquired	(4,438,044)	(64,953,703)

Net increase (decrease) in shares outstanding before conversion	14,181	629,613
Shares issued upon conversion from other share class(es)	767,265	11,302,448
Shares reacquired upon conversion into other share class(es)	(243,572)	(3,581,742)

Net increase (decrease) in shares outstanding	537,874	$8,350,319

Class B
Six months ended February 29, 2020:
Shares sold	7	$190
Shares issued in reinvestment of dividends and distributions	4,590	69,905
Shares reacquired	(17,113)	(259,890)

Net increase (decrease) in shares outstanding before conversion	(12,516)	(189,795)
Shares reacquired upon conversion into other share class(es)	(151,087)	(2,294,559)

Net increase (decrease) in shares outstanding	(163,603)	$(2,484,354)

Year ended August 31, 2019:
Shares sold	6,760	$99,173
Shares issued in reinvestment of dividends and distributions	16,676	244,806
Shares reacquired	(113,373)	(1,657,961)

Net increase (decrease) in shares outstanding before conversion	(89,937)	(1,313,982)
Shares reacquired upon conversion into other share class(es)	(299,664)	(4,420,197)

Net increase (decrease) in shares outstanding	(389,601)	$(5,734,179)

PGIM National Muni Fund	45

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended February 29, 2020:
Shares sold	308,359	$4,683,016
Shares issued in reinvestment of dividends and distributions	14,601	222,355
Shares reacquired	(93,618)	(1,428,094)

Net increase (decrease) in shares outstanding before conversion	229,342	3,477,277
Shares reacquired upon conversion into other share class(es)	(149,776)	(2,264,339)

Net increase (decrease) in shares outstanding	79,566	$1,212,938

Year ended August 31, 2019:
Shares sold	436,466	$6,420,561
Shares issued in reinvestment of dividends and distributions	37,703	553,664
Shares reacquired	(372,634)	(5,440,712)

Net increase (decrease) in shares outstanding before conversion	101,535	1,533,513
Shares reacquired upon conversion into other share class(es)	(446,756)	(6,608,706)

Net increase (decrease) in shares outstanding	(345,221)	$(5,075,193)

Class Z
Six months ended February 29, 2020:
Shares sold	1,462,050	$22,123,254
Shares issued in reinvestment of dividends and distributions	87,228	1,325,023
Shares reacquired	(700,578)	(10,630,593)

Net increase (decrease) in shares outstanding before conversion	848,700	12,817,684
Shares issued upon conversion from other share class(es)	123,359	1,872,642
Shares reacquired upon conversion into other share class(es)	(15,766)	(238,482)

Net increase (decrease) in shares outstanding	956,293	$14,451,844

Year ended August 31, 2019:
Shares sold	2,699,989	$39,223,215
Shares issued in reinvestment of dividends and distributions	161,640	2,374,062
Shares reacquired	(2,066,946)	(30,035,330)

Net increase (decrease) in shares outstanding before conversion	794,683	11,561,947
Shares issued upon conversion from other share class(es)	254,235	3,736,645
Shares reacquired upon conversion into other share class(es)	(35,927)	(521,236)

Net increase (decrease) in shares outstanding	1,012,991	$14,777,356

46

Class R6	Shares	Amount
Six months ended February 29, 2020:
Shares sold	2,438,919	$36,968,814
Shares issued in reinvestment of dividends and distributions	64,937	987,421
Shares reacquired	(164,866)	(2,506,378)

Net increase (decrease) in shares outstanding before conversion	2,338,990	35,449,857
Shares issued upon conversion from other share class(es)	4,504	68,405

Net increase (decrease) in shares outstanding	2,343,494	$35,518,262

Year ended August 31, 2019:
Shares sold	2,927,999	$43,102,512
Shares issued in reinvestment of dividends and distributions	48,485	719,999
Shares reacquired	(214,854)	(3,172,030)

Net increase (decrease) in shares outstanding before conversion	2,761,630	40,650,481
Shares issued upon conversion from other share class(es)	6,460	92,788

Net increase (decrease) in shares outstanding	2,768,090	$40,743,269

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 1,222,500,000*	$ 900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 29, 2020.

PGIM National Muni Fund	47

Notes to Financial Statements (unaudited) (continued)

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no

48

willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

10. Subsequent Event

Subsequent to February 29, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

PGIM National Muni Fund	49

Notes to Financial Statements (unaudited) (continued)

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which have adversely impacted the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

50

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,
	2020(a)		2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.27		$14.59	$15.00	$15.52	$15.00	$15.25
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.47	0.49	0.52	0.54	0.56
Net realized and unrealized gain (loss) on investment transactions	0.31		0.68	(0.40)	(0.52)	0.51	(0.27)
Total from investment operations	0.51		1.15	0.09	—	1.05	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.47)	(0.50)	(0.52)	(0.53)	(0.54)
Net asset value, end of period	$15.56		$15.27	$14.59	$15.00	$15.52	$15.00
Total Return(b):	3.40%		8.08%	0.61%	0.06%	7.14%	1.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$600,543		$549,601	$517,433	$567,228	$612,452	$594,949
Average net assets (000)	$561,622		$517,732	$541,097	$576,650	$600,384	$624,919
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.84%	(e)	0.85%	0.83%	0.84%	0.84%	0.84%
Expenses before waivers and/or expense reimbursement	0.84%	(e)	0.85%	0.83%	0.84%	0.84%	0.87%
Net investment income (loss)	2.68%	(e)	3.23%	3.35%	3.51%	3.55%	3.66%
Portfolio turnover rate(f)(g)	30%		42%	42%	33%	20%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund	51

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended February 29,		Year Ended August 31,
	2020(a)		2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.31		$14.63	$15.04	$15.56	$15.05	$15.30
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.41	0.45	0.49	0.51	0.53
Net realized and unrealized gain (loss) on investment transactions	0.32		0.67	(0.41)	(0.53)	0.50	(0.27)
Total from investment operations	0.48		1.08	0.04	(0.04)	1.01	0.26
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.40)	(0.45)	(0.48)	(0.50)	(0.51)
Net asset value, end of period	$15.60		$15.31	$14.63	$15.04	$15.56	$15.05
Total Return(b):	3.16%		7.55%	0.28%	(0.19)%	6.79%	1.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,396		$7,801	$13,157	$18,278	$24,749	$27,670
Average net assets (000)	$6,496		$10,249	$15,273	$21,017	$26,104	$30,215
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.31%	(d)	1.31%	1.17%	1.09%	1.09%	1.09%
Expenses before waivers and/or expense reimbursement	1.31%	(d)	1.31%	1.17%	1.09%	1.09%	1.09%
Net investment income (loss)	2.13%	(d)	2.80%	3.01%	3.26%	3.30%	3.41%
Portfolio turnover rate(e)(f)	30%		42%	42%	33%	20%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

52

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,
	2020(a)		2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.30		$14.62	$15.03	$15.56	$15.04	$15.30
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.36	0.38	0.41	0.43	0.44
Net realized and unrealized gain (loss) on investment transactions	0.31		0.67	(0.41)	(0.53)	0.51	(0.27)
Total from investment operations	0.45		1.03	(0.03)	(0.12)	0.94	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.35)	(0.38)	(0.41)	(0.42)	(0.43)
Net asset value, end of period	$15.59		$15.30	$14.62	$15.03	$15.56	$15.04
Total Return(b):	2.98%		7.20%	(0.17)%	(0.72)%	6.36%	1.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,974		$22,311	$26,373	$29,522	$34,471	$25,593
Average net assets (000)	$22,284		$24,307	$27,403	$31,063	$29,890	$25,478
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.67%	(d)	1.67%	1.61%	1.59%	1.59%	1.59%
Expenses before waivers and/or expense reimbursement	1.67%	(d)	1.67%	1.61%	1.59%	1.59%	1.59%
Net investment income (loss)	1.85%	(d)	2.44%	2.57%	2.76%	2.79%	2.92%
Portfolio turnover rate(e)(f)	30%		42%	42%	33%	20%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund	53

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,
	2020(a)		2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.25		$14.58	$14.98	$15.51	$14.99	$15.24
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.51	0.52	0.56	0.58	0.59
Net realized and unrealized gain (loss) on investment transactions	0.31		0.67	(0.39)	(0.54)	0.51	(0.26)
Total from investment operations	0.53		1.18	0.13	0.02	1.09	0.33
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.51)	(0.53)	(0.55)	(0.57)	(0.58)
Net asset value, end of period	$15.54		$15.25	$14.58	$14.98	$15.51	$14.99
Total Return(b):	3.52%		8.25%	0.89%	0.24%	7.41%	2.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$96,324		$79,953	$61,648	$49,457	$36,989	$28,490
Average net assets (000)	$87,070		$71,675	$56,666	$39,555	$31,385	$23,736
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.61%	(d)	0.63%	0.62%	0.59%	0.59%	0.59%
Expenses before waivers and/or expense reimbursement	0.61%	(d)	0.63%	0.62%	0.59%	0.59%	0.59%
Net investment income (loss)	2.91%	(d)	3.45%	3.57%	3.77%	3.79%	3.92%
Portfolio turnover rate(e)(f)	30%		42%	42%	33%	20%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

54

Class R6 Shares
	Six Months Ended February 29, 2020		Year Ended August 31, 2019	December 4, 2017(a) through August 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.26		$14.58	$14.82
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.50	0.39
Net realized and unrealized gain (loss) on investment transactions	0.30		0.69	(0.20)
Total from investment operations	0.52		1.19	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.51)	(0.43)
Net asset value, end of period	$15.54		$15.26	$14.58
Total Return(c):	3.48%		8.39%	1.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$83,464		$46,168	$3,764
Average net assets (000)	$62,355		$21,413	$908
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.55%	(d)	0.61%	0.61%	(d)
Expenses before waivers and/or expense reimbursement	0.55%	(d)	0.65%	3.67%	(d)
Net investment income (loss)	2.92%	(d)	3.34%	3.66%	(d)
Portfolio turnover rate(e)(f)	30%		42%	42%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund	55

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C.Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary •Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM National Muni Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM NATIONAL MUNI FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	PRNMX	PBHMX	PNMCX	DNMZX	PNMQX
CUSIP	74441U105	74441U204	74441U303	74441U402	74441U600

MF104E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	April 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	April 20, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	April 20, 2020